CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Current assets:
Cash and cash equivalents	$ 913	$ 818
Accounts receivable, net	624	547
Inventory	619	588
Other current assets	222	224
Total current assets	2,378	2,177
Property, plant and equipment, net	555	530
Goodwill	1,171	1,882
Other intangible assets, net	645	855
Long-term investments	46	63
Long-term deferred tax assets	750	186
Other assets	279	240
Total assets	5,824	5,933
Current liabilities:
Debt, Current	499	10
Accounts payable	242	211
Employee compensation and benefits	276	217
Deferred revenue	334	291
Income and other taxes payable	42	28
Other accrued liabilities	69	62
Total current liabilities	1,462	819
Long-term debt	1,291	2,038
Retirement and post-retirement benefits	224	309
Long-term deferred revenue	127	101
Other long-term liabilities	287	356
Total liabilities	3,391	3,623
Commitments and contingencies (Note 16)
Stockholders' equity:
Preferred stock; $0.01 par value; 100 million shares authorized; none issued and outstanding	0	0
Common stock; $0.01 par value; 1 billion shares authorized; 191 million shares at October 31, 2018, and 188 million shares at October 31, 2017 issued	2	2
Treasury stock at cost; 4.4 million shares at October 31, 2018 and 2.3 million shares at October 31, 2017	(182)	(62)
Additional paid-in-capital	1,889	1,786
Retained earnings	1,212	1,041
Accumulated other comprehensive loss	(488)	(457)
Total stockholders' equity	2,433	2,310
Total liabilities and equity	$ 5,824	$ 5,933